Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2011, 2010 and 2009

		Additions
Description	Balance at Beginning Of Period	Charged to Costs and Expenses	Charged to Other Accounts	(1) Deductions	Balance at End Of Period
Reserve Deducted in the Balance Sheet From the Asset to Which it Applies:

Allowance for Deferred Tax Assets
Year ended December 31, 2011	$27,576,253	$889,322	$-	$(873,584)	$27,591,991
Year ended December 31, 2010	$27,091,338	$1,160,405	$-	$(675,490)	$27,576,253
Year ended December 31, 2009	$25,674,882	$1,416,456	$-	$-	$27,091,338

(1)	Deductions represent the effect of expiring NOL carryforwards from prior years.